Line of Credit Arrangement (Details) - USD ($) $ in Thousands				3 Months Ended		6 Months Ended
	Jan. 08, 2025	Jan. 06, 2025	Jan. 05, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Line of Credit Arrangement [Line Items]
Repaid amount	$ 724
Repaid amount of additional due amount			$ 1,335
Carrying amount of old debt				$ 7,421		$ 7,421
Fair value of the new debt				7,933		7,933
Loss on extinguishment of debt						(512)
Interest expenses				319	$ 383	626	$ 756
Third Amendment [Member]
Line of Credit Arrangement [Line Items]
Percentage of remaining principal		60.00%
Restructuring fee						160
Claw Back [Member]
Line of Credit Arrangement [Line Items]
Claw-Back amount				4,500		4,500
Claw-Back paid				$ 2,628		$ 2,628
Minimum [Member] | Third Amendment [Member]
Line of Credit Arrangement [Line Items]
Percentage of loan payment				5.00%		5.00%
Maximum [Member] | Third Amendment [Member]
Line of Credit Arrangement [Line Items]
Percentage of loan payment				7.00%		7.00%